Note 09 - General and Administrative Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses [Abstract]
Information Technology		€ 3,755	€ 3,680	€ 4,321
Occupancy, furniture and equipment expenses		1,478	1,429	1,727
Regulatory, Tax and Insurance	[1]	1,399	1,285	1,395
Professional services		899	858	924
Banking services and outsourced operations		964	881	946
Market Data and Research Services		374	378	347
Travel expenses		143	110	46
Marketing expenses		203	165	178
Other expenses	[2]	899	943	938
Total general and administrative expenses		€ 10,112	€ 9,728	€ 10,821

[1]	Includes bank levy of € 528 million in 2023, € 762 million in 2022 and € 553 million in 2021
[2]	Includes litigation related expenses of € 311 million in 2023, € 413 million in 2022 and € 466 million in 2021; see Note 27 “Provisions”, for more details on litigation